Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Accounts Payable and Accrued Liabilities

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	June 30, 2026 (USD)	Dec 31, 2025 (USD)
Trade payables	24,002	3,768
Non-trade payables and other creditors	43,648	33,740
Amount due to related companies	-	4,655,340
Accrual for legal proceedings — AHT litigation (Note 12)	403,924	405,565
Deposit received from customer	12,262	14,774
Total accounts payable and accrued liabilities	483,836	5,113,187

8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Note	2025	2024
		(USD)	(USD)
Trade payables		3,768	24,355
Amount due to ultimate holding company		4,655,340	2,154,420
Amount due to related companies		—	838,928
Accrual for material litigation		405,565	368,004
Deposit received		14,774	24,578
Transportation fee payables		33,740	30,615
Total		5,113,187	3,440,900

The Company enters into various transactions with its ultimate holding company, Fitters Diversified Berhad, and other related companies within the same group in the ordinary course of business. These transactions primarily consist of payments made on behalf by the ultimate holding company and related entities for the Company’s operational expenses, statutory obligations, and administrative costs in the normal course of business. The amount due to the ultimate holding company and related companies is unsecured, interest-free, and repayable on demand. These balances represent non-trade financing provided to the Company to support its working capital requirements. No guarantees have been given or received regarding these balances.

The accrual relates to a legal provision associated with the biomass gasification plant is described in Note 13. Refer to Note 14 for details of the post-year-end settlement of the payable to Fitters Diversified Berhad.